OFFICE PREMISES AND EQUIPMENT (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Capitalized interest costs	$ 11,000	$ 11,000